UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02932
Morgan Stanley High Yield Securities Inc.
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2006

Date of reporting period:	November 30, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments November 30, 2005 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	CORPORATE BONDS (94.8%)
	Advertising/Marketing Services(0.2%)
$825	Advanstar Communications, Inc.	10.75%		08/15/10	$913,687

	Aerospace & Defense (1.0%)
3,765	K&F Acquisition Inc.	7.75		11/15/14	3,812,062

	Alternative Power Generation (1.0%)
3,558	Ormat Funding Corp.	8.25		12/30/20	3,576,131

	Aluminum (1.0%)
3,860	Novelis, Inc. - 144A*	7.25		02/15/15	3,628,400

	Apparel/Footwear (1.9%)
1,820	Brown Shoe Co., Inc.	8.75		05/01/12	1,892,800
3,625	Levi Strauss & Co.	8.80	**	04/01/12	3,688,437
1,525	Oxford Industries, Inc.	8.875		06/01/11	1,563,125
					7,144,362

	Auto Parts: O.E.M. (2.0%)
945	ArvinMeritor, Inc.	8.75		03/01/12	888,300
2,985	Lear Corp. (Series B)	8.11		05/15/09	2,817,825
3,275	TRW Automotive, Inc.	9.38		02/15/13	3,545,188
					7,251,313

	Broadcasting (1.6%)
4,061	Canwest Media Inc.	8.00		09/15/12	4,182,322
810	Lin Television Corp.	6.50		05/15/13	779,625
1,005	Lin Television Corp. - 144A*	6.50		05/15/13	967,313
					5,929,260

	Building Products (2.1%)
865	Interface Inc.	7.30		04/01/08	871,487
3,260	Interface Inc.	9.50		02/01/14	3,260,000
3,745	Nortek Inc.	8.50		09/01/14	3,613,925
					7,745,412

	Cable/Satellite TV (4.8%)
3,165	Cablevision Systems Corp. (Series B)	8.716	**	04/01/09	3,244,125
2,098	CCH I LLC - 144A*	11.00		10/01/15	1,809,525
285	Intelsat Bermuda Ltd. - 144A*	8.25		01/15/13	286,425
2,555	Intelsat Bermuda Ltd. - 144A*	8.625		01/15/15	2,574,163
1,910	Intelsat Bermuda Ltd. - 144A*	8.695	**	01/15/12	1,948,200
4,180	Kabel Deutschland - 144A* (Germany)	8.625		07/01/14	4,514,400
1,645	Renaissance Media Group LLC	10.00		04/15/08	1,645,000
1,815	Telenet Group Holding NV - 144A* (Belgium)	11.50	††	06/15/14	1,483,762
					17,505,600

	Casino/Gaming (3.9%)
27,175	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (b) (f)	13.50		03/01/10	0
3,860	Isle of Capri Casinos	7.00		03/01/14	3,782,800
1,930	Las Vegas Sands Corp.	6.38		02/15/15	1,867,275
4,830	MGM Mirage Inc.	6.00		10/01/09	4,817,925
27,634	Resort At Summerlin LP/Ras Co. (Series B) (a) (b) (f)	13.00		12/15/07	0
3,420	Station Casinos, Inc.	6.00		04/01/12	3,428,550
265	Station Casinos, Inc.	6.875		03/01/16	270,300
					14,166,850

	Chemicals: Major Diversified (0.4%)
1,455	Huntsman Advanced Materials Corp.	11.00		07/15/10	1,662,337

	Chemicals: Specialty (6.8%)
2,775	Equistar Chemical Funding	10.13		09/01/08	3,028,219
2,220	Innophos Inc. - 144A*	8.875		08/15/14	2,242,200

1,158	Innophos Inc. - 144A*	12.34	†**	02/15/15	1,094,075
870	ISP Chemco	10.625		07/01/11	930,900
2,805	ISP Holdings Inc. (Series B)	10.63		12/15/09	2,952,262
1,050	Koppers Industry Inc.	9.875		10/15/13	1,144,500
775	Millennium America, Inc.	7.00		11/15/06	786,625
2,190	Millennium America, Inc.	9.25		06/15/08	2,376,150
1,055	Nalco Co.	7.75		11/15/11	1,089,287
2,720	Nalco Co.	8.875		11/15/13	2,835,600
3,565	Rhodia SA (France)	8.88		06/01/11	3,636,300
2,616	Rockwood Specialties, Inc.	10.63		05/15/11	2,844,900
					24,961,018

	Coal (0.2%)
860	Foundation PA Coal Co.	7.25		08/01/14	881,500

	Consumer Sundries (0.3%)
1,420	Amscan Holdings, Inc.	8.75		05/01/14	1,079,200

	Containers/Packaging (3.2%)
2,020	Graham Packaging Company Inc.	8.50		10/15/12	1,989,700
2,090	Graham Packaging Company Inc.	9.875		10/15/14	2,032,525
2,625	Graphic Packaging International Corp.	9.50		08/15/13	2,493,750
850	Owens-Brockway Glass Containers Corp.	8.75		11/15/12	922,250
1,765	Owens-Illinois Inc.	7.35		05/15/08	1,791,475
1,825	Owens-Illinois Inc.	7.50		05/15/10	1,838,687
455	Pliant Corp.	11.13		09/01/09	395,850
640	Pliant Corp. (Issued 04/10/02)	13.00		06/01/10	124,800
1,045	Pliant Corp. (Issued 05/31/00)	13.00		06/01/10	203,775
					11,792,812

	Data Processing Services (0.6%)
171	Sungard Data Systems Inc. - 144A*	8.525	**	08/15/13	178,054
1,965	Sungard Data Systems Inc. - 144A*	9.125		08/15/13	2,043,600
					2,221,654

	Drugstore Chains (1.2%)
930	Jean Coutu Group PJC Inc. (Canada)	7.625		08/01/12	916,050
1,995	Jean Coutu Group PJC Inc. (Canada)	8.50		08/01/14	1,860,337
1,495	Rite Aid Corp.	8.125		05/01/10	1,502,475
					4,278,862

	Electric Utilities (6.5%)
1,220	AES Corp. (The)	7.75		03/01/14	1,271,850
347	AES Corp. (The)	8.88		02/15/11	375,627
497	AES Corp. (The)	9.38		09/15/10	542,972
1,100	AES Corp. (The) - 144A*	9.00		05/15/15	1,208,625
3,135	CMS Energy Corp.	7.50		01/15/09	3,221,213
965	IPALCO Enterprises, Inc.	8.625	**	11/14/11	1,059,087
2,925	Monongahela Power Co.	5.00		10/01/06	2,924,933
2,935	MSW Energy Holdings/Finance	7.375		09/01/10	3,015,713
695	MSW Energy Holdings/Finance	8.50		09/01/10	740,175
1,940	Nevada Power Co.	8.25		06/01/11	2,153,400
1,889	Nevada Power Co.	9.00		08/15/13	2,090,364
3,320	PSEG Energy Holdings Inc.	8.625		02/15/08	3,465,250
1,855	Reliant Energy, Inc.	6.75		12/15/14	1,632,400
					23,701,609

	Electrical Products (1.0%)
2,800	Rayovac Corp.	8.50		10/01/13	2,551,500
1,220	Spectrum Brands, Inc.	7.375		02/01/15	1,061,400
					3,612,900

	Environmental Services (1.2%)
1,215	Allied Waste North America, Inc.	6.375		04/15/11	1,199,813
1,515	Allied Waste North America, Inc.	6.50		11/15/10	1,507,425
1,546	Allied Waste North America, Inc.	9.25		09/01/12	1,689,005
					4,396,243

	Finance/Rental/Leasing (1.0%)
2,080	Ford Motor Credit Corp.	5.625		10/01/08	1,874,575
1,810	Residential Capital Corp.	6.375		06/30/10	1,826,256
					3,700,831

	Financial Conglomerates (1.3%)
2,430	General Motors Acceptance Corp.	6.875		09/15/11	2,198,098
2,345	General Motors Acceptance Corp.	4.375		12/10/07	2,101,746
475	General Motors Acceptance Corp.	6.88		08/28/12	430,679
					4,730,523

	Food Retail (0.8%)
1,359	CA FM Lease Trust - 144A*	8.50		07/15/17	1,493,763
1,400	Delhaize America, Inc.	8.125		04/15/11	1,520,039
					3,013,802

	Food: Meat/Fish/Dairy (2.9%)
1,845	Michael Foods Inc. (Series B)	8.00		11/15/13	1,902,656
2,525	Pilgrim’s Pride Corp.	9.625		09/15/11	2,682,812
1,635	PPC Escrow Corp.	9.25		11/15/13	1,782,150
4,045	Smithfield Foods Inc.	7.00		08/01/11	4,141,069
					10,508,687

	Forest Products (1.2%)
2,395	Crown Americas Inc. - 144A*	7.625		11/15/13	2,466,850
695	Tembec Industries Inc. (Canada)	7.75		03/15/12	413,525
2,265	Tembec Industries Inc. (Canada)	8.50		02/01/11	1,370,325
					4,250,700

	Gas Distributors (1.0%)
850	Dynegy Holdings, Inc.	6.875		04/01/11	830,875
2,025	Dynegy Holdings, Inc. - 144A*	9.875		07/15/10	2,222,437
675	Northwest Pipeline Corp.	8.125		03/01/10	719,719
					3,773,031

	Home Building (0.7%)
865	Tech Olympic USA, Inc.	10.375		07/01/12	856,350
1,715	Tech Olympic USA, Inc.	9.00		07/01/10	1,719,288
					2,575,638

	Home Furnishings (0.4%)
1,420	Tempur-Pedic Inc.	10.25		08/15/10	1,535,375

	Hospital/Nursing Management (2.9%)
1,900	Community Health System Inc.	6.50		12/15/12	1,883,375
3,570	HCA, Inc.	6.30		10/01/12	3,564,463
80	HCA, Inc.	8.75		09/01/10	88,255
2,285	Medcath Holdings Corp.	9.875		07/15/12	2,444,950
740	Tenet Healthcare Corp.	7.375		02/01/13	677,100
1,815	Tenet Healthcare Corp.	9.875		07/01/14	1,828,612
					10,486,755

	Hotels/Resorts/Cruiselines (0.3%)
980	Starwood Hotels & Resorts Worldwide, Inc.	7.875		05/01/12	1,078,000

	Industrial Machinery (0.5%)
810	Goodman Global Holding Company, Inc. - 144A*	6.41	**	06/15/12	805,950
1,170	Goodman Global Holding Company, Inc. - 144A*	7.875		12/15/12	1,105,650
					1,911,600

	Industrial Specialties (1.7%)
3,710	Johnsondiversy, Inc.	9.625		05/15/12	3,728,550
2,255	UCAR Finance, Inc.	10.25		02/15/12	2,390,300
					6,118,850

	Major Telecommunications (0.0%)
6,501	Exodus Communications, Inc. (a) (b) (f)	11.63		07/15/10	0

	Medical Distributors (0.6%)
2,135	AmerisourceBergen Corp. - 144A*	5.625		09/15/12	2,140,337

	Medical Specialties (1.0%)
1,685	DaVita Inc. - 144A*	6.625		03/15/13	1,735,550
1,800	Fisher Scientific International, Inc. - 144A*	6.125		07/01/15	1,802,250
					3,537,800

	Medical/Nursing Services (1.3%)
3,700	Fresenius Medical Care Capital Trust	7.875		06/15/11	3,968,250
615	National Nephrology Assoc. Inc. - 144A*	9.00		11/01/11	679,575
					4,647,825

	Metal Fabrications (1.0%)
1,555	General Cable Corp.	9.50		11/15/10	1,663,850
2,210	Hexcell Corp.	6.75		02/01/15	2,143,700
					3,807,550

	Miscellaneous Commercial Services (1.4%)
2,286	Iron Mountain Inc.	7.75		01/15/15	2,320,290
2,590	Iron Mountain Inc.	8.625		04/01/13	2,719,500
					5,039,790

	Miscellaneous Manufacturing (1.2%)
5,885	Associated Materials Inc.	11.25	††	03/01/14	2,530,550
1,960	Propex Fabrics Inc.	10.00		12/01/12	1,712,550
					4,243,100

	Motor Vehicles (0.5%)
860	General Motors Corp.	7.125		07/15/13	597,700
1,790	General Motors Corp.	8.375		07/15/33	1,217,200
					1,814,900

	Movies/Entertainment (0.5%)
1,650	AMC Entertainment Inc.	8.59	**	08/15/10	1,703,625

	Oil & Gas Pipelines (3.2%)
1,520	Colorado Interstate Gas - 144A*	6.80		11/15/15	1,549,651
2,625	El Paso Production Holdings	7.75		06/01/13	2,703,750
2,335	Pacific Energy Partners/Finance	7.125		06/15/14	2,440,075
1,330	Southern Natural Gas	8.875		03/15/10	1,428,899
3,530	Williams Companies, Inc. (The)	7.875		09/01/21	3,741,800
					11,864,175

	Oil & Gas Production (3.5%)
2,625	Chaparral Energy Inc. - 144A*	8.50		12/01/15	2,677,500
2,825	Chesapeake Energy Corp.	7.50		09/15/13	2,994,500
1,380	Hilcorp Energy - 144A*	7.75		11/01/15	1,404,150
1,671	Hilcorp Energy/Finance - 144A*	10.50		09/01/10	1,858,987
1,295	Magnum Hunter Resources, Inc.	9.60		03/15/12	1,408,313
2,220	Vintage Petroleum, Inc.	7.875		05/15/11	2,331,000
					12,674,450

	Oil Refining/Marketing (0.8%)
2,775	Husky Oil Ltd.	8.90		08/15/28	2,992,282

	Oilfield Services/Equipment(1.8%)
965	CIE Generale De Geophysique SA	7.50		05/15/15	993,950
580	Hanover Compressor Co.	8.625		12/15/10	613,350
530	Hanover Compressor Co.	9.00		06/01/14	577,700
591	Hanover Equipment Trust 2001 A (Series A)	8.50		09/01/08	614,640
1,655	Hanover Equipment Trust 2001 B (Series B)	8.75		09/01/11	1,754,300
1,950	Pogo Producing Co. - 144A*	6.875		10/01/17	1,911,000
					6,464,940

	Other Metals/Minerals (0.0%)
3,750	Murrin Holdings Property Ltd. (Australia) (b) (f)	9.375		08/31/07	0

	Other Transportation(1.0%)
3,700	CHC Helicopter Corp.	7.375		05/01/14	3,746,250

	Pharmaceuticals: Major (1.3%)
2,565	VWR International Inc.	6.875		04/15/12	2,558,587
2,335	Warner Chilcott Corp. - 144A*	8.75		02/01/15	2,136,525
					4,695,112

	Publishing: Books/Magazines (3.0%)
2,536	Dex Media West/Finance	9.875		08/15/13	2,818,130
1,255	Dex Media East/Finance	12.125		11/15/12	1,468,350
985	Houghton Mifflin Co.	8.25		02/01/11	1,025,631
2,350	Houghton Mifflin Co.	9.875		02/01/13	2,508,625
3,105	PRIMEDIA, Inc.	8.875		05/15/11	2,988,563
					10,809,299

	Pulp & Paper (1.8%)
3,005	Abitibi-Consolidated Inc. (Canada)	6.00		06/20/13	2,599,325
3,550	Georgia-Pacific Corp.	8.875		02/01/10	4,002,625
					6,601,950

	Real Estate Investment Trusts (0.9%)
380	HMH Properties, Inc. (Series B)	7.875		08/01/08	387,600
3,095	Host Marriott LP	6.375		03/15/15	3,087,263
					3,474,863

	Specialty Stores (1.8%)
1,070	General Nutrition Centers Inc.	8.50		12/01/10	925,550
2,425	Petro Stopping Centers LP/Petro Financial Corp.	9.00		02/15/12	2,418,938
3,250	Sonic Automotive, Inc.	8.625		08/15/13	3,111,875
					6,456,363

	Specialty Telecommunications (3.0%)
1,920	American Tower Corp.	7.125		10/15/12	1,992,000
1,920	American Tower Corp.	7.50		05/01/12	2,011,200
432	Panamsat Corp.	9.00		08/15/14	455,760
4,340	Panamsat Holding Corp.	10.375	††	11/01/14	3,048,850
3,005	Qwest Communications International	7.84	**	02/15/09	3,061,344
28,549	Rhythms Netconnections, Inc. (a) (b) (f)	12.75		04/15/09	0
4,309	Rhythms Netconnections, Inc. (a) (b) (f)	14.00		02/15/10	0
13,439	Rhythms Netconnections, Inc. (Series B) (a) (b) (f)	.00		05/15/08	0
370	U.S. West Communications Corp.	5.625		11/15/08	368,150
					10,937,304

	Steel (1.1%)
3,595	Amsted Industries Inc. - 144A*	10.25		10/15/11	3,905,069

	Telecommunication (1.0%)
3,190	Axtel SA (Mexico)	11.00		12/15/13	3,580,775

	Telecommunication Equipment (1.0%)
1,955	Nortel Networks Ltd.	6.125		02/15/06	1,959,888

	Tobacco(0.8%)
2,830	RJ Reynolds Tobacco Holdings - 144A*	6.50		07/15/10	2,801,700

	Trucks/Construction/Farm Machinery (1.9%)
2,939	Manitowoc Inc. (The)	10.50		08/01/12	3,291,680
3,360	NMHG Holding Co.	10.00		05/15/09	3,595,200
					6,886,880

	Wholesale Distributors (1.2%)
920	Buhrmann US, Inc.	7.875		03/01/15	913,100
1,845	Buhrmann US, Inc.	8.25		07/01/14	1,854,225
1,600	Nebraska Book Company, Inc.	8.625		03/15/12	1,480,000
					4,247,325

	Wireless Telecommunications (3.1%)
1,775	Rural Cellular Corp.	8.37	**	03/15/10	1,832,688
1,215	Rural Cellular Corp.	6.625		05/15/08	1,240,819
1,313	SBA Comminications Corp.	8.50		12/01/12	1,463,995
2,222	SBA Communications Corp.	9.75	††	12/15/11	2,044,240
2,505	Ubiquitel Operating Co.	9.875		03/01/11	2,783,681
1,970	Wind Acquisition Fin SA - 144A*	10.625		12/01/15	2,058,650
					11,424,073
	TOTAL CORPORATE BONDS
	(Cost $427,508,610)				346,402,629

	CONVERTIBLE BONDS (0.7%)
	Telecommunication Equipment
2,815	Nortel Networks Corp. (Canada)
	(Cost $2,676,325)	4.25		09/01/08	2,653,138

NUMBER OF
SHARES					VALUE
	COMMON STOCKS(d) (0.8%)
	Casino/Gaming (0.0%)
212,312	Fitzgeralds Gaming Corp. + (f)				0

	Electric Utilities (0.0%)
197	PNM Resources Inc.				5,116
1	SW Acquisition(0.03%Ownership Interest,Acquired 09/22/05)(d)(f)(g)				3,700
					8,816

	Food: Specialty/Candy (0.0%)
2,447	SFFB New Holdings Inc. (c) (f)				0
13,317	SFAC New Holdings Inc. ++ (c) (f)				0
1,069,725	Specialty Foods Acquisition Corp. - 144A* (f)				0
					0

	Medical/Nursing Services (0.0%)
1,754,896	Raintree Healthcare Corp. (c) (f)			0

	Restaurants (0.8%)
111,558	American Restaurant Group Holdings, Inc. (c) (f)			0
13,107	American Restaurant Group Holdings, Inc. (c) (f)			0
64,807	American Restaurant Group Holdings, Inc. - 144A* (f)			0
787,160	Catalina Restaurant Group (c) (f)			2,802,290
				2,802,290

	Specialty Telecommunications (0.0%)
34,159	Birch Telecom Inc.+++ (c) (f)			341
1,448,200	PFB Telecom NV (Series B) (c) (f)			0
				341

	Telecommunications(0.0%)
49,597	Viatel Holdings Bermuda Ltd. (c)			992

	Textiles (0.0%)
2,389,334	U.S. Leather, Inc. (c) (f)			0

	Wireless Telecommunications (0.0%)
5,199	USA Mobility, Inc. (c)			141,933
315,021	Vast Solutions, Inc. (Class B1) (c) (f)			0
315,021	Vast Solutions, Inc. (Class B2) (c) (f)			0
315,021	Vast Solutions, Inc. (Class B3) (c) (f)			0
				141,933
	TOTAL COMMON STOCKS
	(Cost $246,855,045)			2,954,372

	NON-CONVERTIBLE PREFERRED STOCK(0.4%)
	Restaurants
1,792	Catalina Restaurant Group (Units)‡++++(f)
	(Cost $1,772,032)			1,613,144

NUMBER OF			EXPIRATION
WARRANTS			DATE	VALUE
	WARRANTS (0.0%)
	Casino/Gaming (0.0%)
319,500	Aladdin Gaming Enterprises, Inc. - 144A* (f)		03/01/10	0
23,000	Resort At Summerlin LP - 144A* (f)		12/15/07	0
				0

	Restaurants (0.0%)
4,500	American Restaurant Group Holdings, Inc. - 144A* (f)		08/15/08	0
334,250	Catalina Restaurant Group (c) (f)		07/10/12	0
				0
	TOTAL WARRANTS
	(Cost $3,470)			0

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	SHORT-TERM INVESTMENT (1.7%)
	Repurchase Agreement
$6,000	Joint repurchase agreement account
	(dated11/30/05; proceeds $6,000,668)(e)
	(Cost $6,000,000)	4.005%	12/1/2005	$6,000,000

TOTAL INVESTMENTS
(Cost $684,815,482)(h)	98.4%	359,623,283
OTHER ASSETS IN EXCESS OF LIABILITIES	1.6	5,733,884
NET ASSETS	100.0%	$365,357,167

*	Resale is restricted to qualified institutional investors.
+	Resale is restricted, acquired 12/22/98 at a cost basis of $957,527.
++	Resale is restricted, acquired 06/10/99 at a cost basis of $133.
+++	Resale is restricted, acquired (between 06/18/98 and 05/11/99) at a cost basic of $17,257,340.
++++	Resale is restricted, acquired (between 05/30/02 and 09/26/05) at a cost basic of $1,772,033.
**	Floating rate security. Rate shown is the rate in effect at November 30, 2005.
†	Payment-in-kind security.
††	Currently a zero coupon bond and is scheduled to pay interest at the rate shown at a future specified date.
‡	Consists of one or more class of securities traded together as a unit; preferred stocks with attached warrants.
(a)	Issuer in bankruptcy.
(b)	Non-income producing security; bond in default.
(c)	Acquired through exchange offer.
(d)	Non-income producing securities.
(e)	Collateralized by federal agency and U.S. Treasury obligations.
(f)

Securities with total market value equal to $4,419,475 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(g)	Resale is restricted. Acquired 09/22/05 0.03% ownership interest. No transaction activity during the year.
(h)

The aggregate cost for federal income tax purposes approximates the aggregate costfor book purposes. The aggregate gross unrealized appreciation is $9,199,255 and the aggregate gross unrealized depreciation is $334,395,155, resulting in net unrealized depreciation of $325,195,899.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley High Yield Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 19, 2006